Cash (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Cash
	September 30, 2018	March 31, 2018
	(Unaudited)
Cash on hand	$11,897	$16,780
Cash at bank	5,733,424	6,074,962
	$5,745,321	$6,091,742

	Successor		Predecessor
	March 31, 2018	March 31, 2017	March 31, 2016

Cash on hand	$16,780	$-	$-
Cash at bank	6,074,962	4,821,869	248,912
	$6,091,742	$4,821,869	$248,912